Chad E. Fickett Assistant General Counsel and Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

May 1, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-8629

RE:	Northwestern Mutual Variable Life Account/Variable Life

    Post-Effective Amendment No. 49 to

    Form N-6 Registration Statement (“Registration Statement”)

    File No.: 002-89972; 811-03989

    EDGAR CIK: 0000742277

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2019, for the above-referenced entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 49 to the Registration Statement on Form N-6. The Registration Statement was filed electronically with the Securities and Exchange Commission with a filing date of April 26, 2019.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel and Assistant Secretary